Subsequent Events (Details)	2 Months Ended	12 Months Ended
	Mar. 04, 2021 windProject unitContingentPPA	Dec. 31, 2019 windProject
Subsequent Event [Line Items]
Number of wind projects		3
Subsequent Event | Texas Wind Farms
Subsequent Event [Line Items]
Number of wind projects	2
Equity interest	51.00%
Subsequent Event | Stella, Cranell and East Raymond Texas Coastal Wind Facilities
Subsequent Event [Line Items]
Equity interest	51.00%
Subsequent Event | Maverick
Subsequent Event [Line Items]
Number of Unit Contingent PPAs | unitContingentPPA	2